Mineral Properties, Plant and Equipment - Carrying Value (Details) $ in Thousands				12 Months Ended
	May 31, 2018 USD ($)	May 31, 2017 USD ($)	Feb. 10, 2017 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				$ 1,301,002	$ 1,336,683	$ 1,222,727
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [abstract]
Transaction costs				10,229	0
Purchase of mining assets				7,500	20,219
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				3,710,845	3,639,050
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(2,409,843)	(2,302,367)
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				978,396	1,011,746
Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				2,937,873	2,908,592
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(1,959,477)	(1,896,846)
Mining assets [member] | Huaron mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				93,072	88,141
Mining assets [member] | Huaron mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				207,360	196,111
Mining assets [member] | Huaron mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(114,288)	(107,970)
Mining assets [member] | Morococha mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				94,483	95,064
Mining assets [member] | Morococha mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				243,603	230,932
Mining assets [member] | Morococha mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(149,120)	(135,868)
Mining assets [member] | Alamo Dorado mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				0	0
Mining assets [member] | Alamo Dorado mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				126,960	194,023
Mining assets [member] | Alamo Dorado mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(126,960)	(194,023)
Mining assets [member] | La Colorada mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				179,766	178,571
Mining assets [member] | La Colorada mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				301,706	279,541
Mining assets [member] | La Colorada mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(121,940)	(100,970)
Mining assets [member] | Dolores mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				547,803	576,549
Mining assets [member] | Dolores mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				1,529,751	1,485,200
Mining assets [member] | Dolores mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(981,948)	(908,651)
Mining assets [member] | Manantial Espejo mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				4,812	14,251
Mining assets [member] | Manantial Espejo mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				367,105	367,573
Mining assets [member] | Manantial Espejo mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(362,293)	(353,322)
Mining assets [member] | San Vicente mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				50,731	51,443
Mining assets [member] | San Vicente mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				137,394	131,038
Mining assets [member] | San Vicente mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(86,663)	(79,595)
Mining assets [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				7,729	7,727
Mining assets [member] | Other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				23,994	24,174
Mining assets [member] | Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(16,265)	(16,447)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				3,581	3,756
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				4,677	4,990
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(1,096)	(1,234)
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				322,606	324,937
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				772,972	730,458
Exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(450,366)	(405,521)
Exploration and evaluation assets [member] | Morococha mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				9,674	9,674
Exploration and evaluation assets [member] | Morococha mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				9,674	9,674
Exploration and evaluation assets [member] | Morococha mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				0	0
Exploration and evaluation assets [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				19,653	19,628
Exploration and evaluation assets [member] | Other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				30,908	30,885
Exploration and evaluation assets [member] | Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(11,255)	(11,257)
Exploration and evaluation assets [member] | Navidad project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				190,476	190,476
Exploration and evaluation assets [member] | Navidad project [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				566,577	566,577
Exploration and evaluation assets [member] | Navidad project [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(376,101)	(376,101)
Exploration and evaluation assets [member] | Minefinders project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				54,387	57,027
Exploration and evaluation assets [member] | Minefinders project [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				91,362	73,956
Exploration and evaluation assets [member] | Minefinders project [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				(36,975)	(16,929)
Exploration and evaluation assets [member] | Argentine projects [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				44,835	44,376
Exploration and evaluation assets [member] | Argentine projects [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				69,774	44,376
Exploration and evaluation assets [member] | Argentine projects [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment				$ (24,939)	$ 0
Couer Joaquin S.R.L. [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [abstract]
Percentage of assets acquired			100.00%
Consideration transferred			$ 25,000
Cash transferred			15,000
Equity issued			$ 10,000
Number of shares issued (shares) | shares			555,654
Royalty payable, percentage			2.00%
Transaction costs			$ 300
Mineral properties, plant and equipment recognised			25,400
Working capital recognised			$ 40
Cap-Oeste Sur Este project [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [abstract]
Percentage of assets acquired		100.00%
Consideration transferred		$ 15,000
Consideration payable		$ 7,500
Royalty payable, percentage		1.50%
Purchase of mining assets	$ 7,500	$ 7,500
Mineral properties, plant and equipment recognised		$ 15,000